UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-22369

Western Asset Mortgage Defined Opportunity Fund Inc.
(Exact name of registrant as specified in charter)

55 Water Street, New York, NY		10041
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 100 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(888)777-0102

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2010

ITEM 1.                SCHEDULE OF INVESTMENTS

WESTERN ASSET MORTGAGE DEFINED
OPPORTUNITY FUND INC.

FORM N-Q

MARCH 31, 2010

Schedule of investments (unaudited)

March 31, 2010

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS — 45.1%
American Home Mortgage Assets, 2005-2 2A1A	3.705%	1/25/36	$1,493,277	$713,269	(a)
American Home Mortgage Investment Trust, 2005-SD1 1A1	0.696%	9/25/35	701,029	377,936	(a)(b)
American Home Mortgage Investment Trust, 2007-2 2A	0.646%	3/25/47	4,881,342	408,085	(a)
American Home Mortgage Investment Trust, 2007-A 4A	0.696%	7/25/46	707,044	336,282	(a)(b)
ARM Trust, 2005-10 1A21	3.481%	1/25/36	755,327	527,987	(a)
ARM Trust, 2005-5 1A1	3.239%	9/25/35	496,066	330,628	(a)
ARM Trust, 2007-1 1A1	3.721%	3/25/37	818,277	419,405	(a)
Banc of America Funding Corp., 2006-5 4A5	6.000%	9/25/36	3,600,000	2,919,766
Banc of America Funding Corp., 2006-F 1A1	5.127%	7/20/36	1,560,060	1,332,828	(a)
Bayview Commercial Asset Trust, 2004-3 A1	0.616%	1/25/35	975,251	707,572	(a)(b)
Bear Stearns Alt-A Trust, 2005-2 2A4	3.074%	4/25/35	208,919	156,389	(a)
Bear Stearns Alt-A Trust, 2005-3 4A3	2.734%	3/25/35	720,355	502,386	(a)
Bear Stearns Alt-A Trust, 2005-9 25A1	5.635%	11/25/35	850,126	617,390	(a)
Bear Stearns ARM Trust, 2005-1 2A1	3.112%	3/25/35	599,646	481,411	(a)
Chase Mortgage Finance Corp., 2005-A2 1A5	5.410%	1/25/36	4,000,000	2,973,550	(a)
Chase Mortgage Finance Corp., 2006-S3 2A1	5.500%	11/25/21	1,913,704	1,781,326
Citigroup Mortgage Loan Trust Inc., 2005-10 1A1A	3.529%	12/25/35	688,849	385,340	(a)
Citigroup Mortgage Loan Trust Inc., 2007-6 1A1A	3.135%	5/25/37	942,012	415,335	(a)
Citigroup Mortgage Loan Trust Inc., 2007-AR8 1A1A	5.659%	8/25/47	658,967	492,176	(a)
Countrywide Alternative Loan Trust, 2005-J10 1A1	0.746%	10/25/35	633,852	421,010	(a)
Countrywide Alternative Loan Trust, 2005-J8 2A1	5.000%	6/25/20	518,205	448,739
Countrywide Home Loan Mortgage Pass- Through Trust, 2005-9 1A1	0.546%	5/25/35	321,954	191,203	(a)
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-2 2A1	0.566%	3/25/35	248,348	147,050	(a)
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-7 2A1	0.556%	3/25/35	611,723	352,297	(a)
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-HY10 1A1	3.824%	2/20/36	595,734	315,030	(a)
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-R2 2A3	8.000%	6/25/35	322,616	312,290	(b)
Countrywide Home Loans Mortgage Pass-Through Trust, 2006-3 2A1	0.496%	3/25/36	1,229,867	662,167	(a)
Credit Suisse Mortgage Capital Certificates, 2006-8 2A1	5.500%	10/25/21	3,627,766	2,921,958
Credit Swisse First Boston Mortgage Securities Corp., 2005-10 12A1	5.250%	11/25/20	704,621	657,189
Credit Swisse First Boston Mortgage Securities Corp., 2005-10 3A3	5.500%	11/25/35	1,350,000	957,087
Deutsche Mortgage Securities Inc., 2005-WF1 1A3	5.173%	6/26/35	2,200,000	1,812,591	(a)(b)
Downey Savings & Loan Association Mortgage Loan Trust, 2005-AR2 2A1A	0.466%	3/19/45	886,510	518,882	(a)
First Horizon Alternative Mortgage Securities, 2005-AA6 3A1	5.191%	8/25/35	2,086,763	1,564,024	(a)
First Horizon Alternative Mortgage Securities, 2006-FA6 2A1	6.250%	11/25/36	683,673	488,225
GMAC Mortgage Corp. Loan Trust, 2005-AR6 2A1	5.182%	11/19/35	621,916	502,180	(a)
Greenpoint Mortgage Funding Trust, 2006-AR3 4A1	0.456%	4/25/36	2,100,300	1,120,330	(a)
Greenpoint Mortgage Funding Trust, 2006-AR5 A1A	0.326%	10/25/46	435,417	380,737	(a)
GSMPS Mortgage Loan Trust, 2005-LT1 A1	0.476%	2/25/35	97,583	78,067	(a)(b)(c)
GSMPS Mortgage Loan Trust, 2005-RP3 1AF	0.596%	9/25/35	141,568	112,884	(a)(b)
GSMPS Mortgage Loan Trust, 2006-RP1 1A2	7.500%	1/25/36	977,976	910,032	(b)
GSR Mortgage Loan Trust, 2005-AR3 3A1	3.114%	5/25/35	552,109	409,328	(a)
GSR Mortgage Loan Trust, 2005-AR4 2A1	3.998%	7/25/35	891,081	564,348	(a)
GSR Mortgage Loan Trust, 2005-AR5 1A1	3.546%	10/25/35	420,936	284,393	(a)
IMPAC Secured Assets Corp., 2007-1 A2	0.406%	3/25/37	1,200,000	483,274	(a)
Indymac Inda Mortgage Loan Trust, 2007-AR7 1A1	6.143%	11/25/37	78,858	57,964	(a)

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)

March 31, 2010

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
Indymac Index Mortgage Loan Trust, 2005-AR31 3A1	5.480%	1/25/36	$749,907	$433,577	(a)
Indymac Index Mortgage Loan Trust, 2006-AR25 4A3	5.142%	9/25/36	1,400,000	427,043	(a)
Indymac Index Mortgage Loan Trust, 2006-AR4 A1A	0.456%	5/25/46	740,842	398,435	(a)
Indymac Index Mortgage Loan Trust, 2006-AR7 5A1	5.275%	3/25/36	1,196,259	678,149	(a)
Indymac Index Mortgage Loan Trust, 2006-AR9 3A3	5.683%	6/25/36	1,600,000	1,169,624	(a)
Indymac Index Mortgage Loan Trust, 2007-AR15 2A1	5.552%	8/25/37	762,021	372,881	(a)
Indymac Index Mortgage Loan Trust, 2007-AR5 2A1	5.613%	5/25/37	5,268,395	2,870,740	(a)
JPMorgan Alternative Loan Trust, 2006-A4 A7	6.300%	9/25/36	1,000,000	497,771	(a)
JPMorgan Alternative Loan Trust, 2006-S3 A3A	6.000%	8/25/36	2,000,000	1,347,824
JPMorgan Alternative Loan Trust, 2007-A1 3A1	6.146%	3/25/37	667,224	399,497	(a)
JPMorgan Mortgage Trust, 2005-A3 3A4	5.027%	6/25/35	3,354,920	2,976,493	(a)
JPMorgan Mortgage Trust, 2005-S3 1A1	6.500%	1/25/36	2,328,655	1,506,299
Lehman Mortgage Trust, 2006-3 2A2	6.894%	7/25/36	9,244,664	1,338,551	(a)
MASTR Adjustable Rate Mortgages Trust, 2004-12 5A1	4.091%	10/25/34	356,195	279,918	(a)
MASTR Adjustable Rate Mortgage Trust, 2004-13 3A7	3.096%	11/21/34	600,000	529,565	(a)
MASTR Adjustable Rate Mortgages Trust, 2004-15 1A1	3.928%	12/25/34	168,495	118,144	(a)
MASTR Adjustable Rate Mortgages Trust, 2006-OA1 1A1	0.456%	4/25/46	663,378	352,471	(a)
MASTR Reperforming Loan Trust, 2006-2 1A1	5.763%	5/25/36	2,186,467	2,089,180	(a)(b)(c)
Merrill Lynch Mortgage Investors Trust, 2005-A2 A5	2.801%	2/25/35	650,000	511,640	(a)
Merrill Lynch Mortgage Investors Trust, 2006-A1 2A1	5.978%	3/25/36	203,862	114,886	(a)
Morgan Stanley Capital I, 1999-LIFE E	7.138%	4/15/33	1,959,548	1,950,057	(a)
Morgan Stanley Mortgage Loan Trust, 2004-6AR 2A2	3.863%	8/25/34	861,770	716,648	(a)
Morgan Stanley Mortgage Loan Trust, 2006-8AR 1A2	0.316%	6/25/36	497,739	257,148	(a)
Morgan Stanley Mortgage Loan Trust, 2007-15AR 4A1	6.120%	11/25/37	3,269,664	2,055,012	(a)
Nomura Asset Acceptance Corp., 2004-R1 A1	6.500%	3/25/34	245,120	234,073	(b)
Prime Mortgage Trust, 2006-DR1 2A1	5.500%	5/25/35	1,452,564	1,344,503	(b)
Residential Accredit Loans Inc., 2006-QA1 A31	6.222%	1/25/36	4,780,064	2,730,535	(a)
Residential Accredit Loans Inc., 2007-QS1 2A2	0.606%	1/25/37	1,856,390	978,132	(a)
Residential Asset Securitization Trust, 2006-A1 1A6	0.746%	4/25/36	3,370,847	2,067,511	(a)
Residential Asset Securitization Trust, 2006-A1 1A7	5.254%	4/25/36	3,410,085	392,013	(a)
Structured ARM Loan Trust, 2004-16 1A2	2.989%	11/25/34	1,035,673	765,575	(a)
Structured ARM Loan Trust, 2004-18 1A2	2.986%	12/25/34	1,104,155	796,337	(a)
Structured ARM Loan Trust, 2004-7 A3	0.736%	6/25/34	322,852	233,447	(a)
Structured ARM Loan Trust, 2005-1 1A1	2.815%	2/25/35	2,218,367	1,522,097	(a)
Structured ARM Loan Trust, 2005-4 5A	5.565%	3/25/35	1,234,911	1,055,920	(a)
Structured ARM Loan Trust, 2005-7 1A3	3.125%	4/25/35	164,640	114,478	(a)
Structured ARM Loan Trust, 2006-1 5A2	5.250%	2/25/36	550,000	340,941	(a)
Structured Asset Mortgage Investments Inc., 2006-AR5 4A1	0.466%	5/25/46	994,839	492,782	(a)
Structured Asset Securities Corp., 2003-37A 3A7	2.754%	12/25/33	585,812	502,456	(a)
Structured Asset Securities Corp., 2004-NP1 A	0.646%	9/25/33	492,878	416,482	(a)(b)(c)(d)
Structured Asset Securities Corp., 2005-4XS 3A4	4.790%	3/25/35	1,580,000	1,457,429
Structured Asset Securities Corp., 2005-5 2A2	5.500%	4/25/35	500,000	374,932
Thornburg Mortgage Securities Trust, 2007-4 2A1	6.198%	9/25/37	1,975,984	1,761,894	(a)

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)

March 31, 2010

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
Wachovia Mortgage Loan Trust LLC, 2005-B 2A2	5.152%	10/20/35	$604,793	$557,121	(a)
Wachovia Mortgage Loan Trust LLC, 2005-B 2A3	5.152%	10/20/35	1,450,000	1,169,702	(a)
WaMu Mortgage Pass Through Certificates, 2005-AR14 1A1	5.048%	12/25/35	494,014	469,770	(a)
WaMu Mortgage Pass -Through Certificates, 2005-AR18 1A3A	5.229%	1/25/36	440,000	339,271	(a)
WaMu Mortgage Pass-Through Certificates, 2005-AR5 A5	4.630%	5/25/35	3,400,000	3,004,704	(a)
WaMu Mortgage Pass-Through Certificates, 2005-AR5 A6	4.630%	5/25/35	550,000	467,290	(a)
WaMu Mortgage Pass-Through Certificates, 2006-AR10 1A2	5.921%	9/25/36	374,016	318,985	(a)
WaMu Mortgage Pass-Through Certificates, 2007-HY3 1A1	5.567%	3/25/37	2,067,393	1,456,489	(a)
WaMu Mortgage Pass -Through Certificates, 2007-OA2 1A	1.163%	3/25/47	461,952	270,414	(a)
Washington Mutual Alternative Mortgage Pass-Through Certificates, 2006-5 1A1	0.846%	7/25/36	362,078	187,221	(a)
Washington Mutual Alternative Mortgage Pass-Through Certificates, 2007-3 A9	6.414%	4/25/37	10,492,214	1,469,325	(a)
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $82,021,204)				83,235,722
ASSET-BACKED SECURITIES — 15.2%
FINANCIALS — 15.2%
Home Equity — 14.4%
ABFS Mortgage Loan Trust, 2002-3 M1	5.902%	9/15/33	1,510,000	1,100,624
Accredited Mortgage Loan Trust, 2003-3 A1	4.460%	1/25/34	2,301,670	1,561,967
Ameriquest Mortgage Securities Inc., 2005-R1 M1	0.696%	3/25/35	2,825,996	2,238,940	(a)
Bayview Financial Acquisition Trust, 2005-B M1	0.697%	4/28/39	3,490,000	2,243,936	(a)
Bayview Financial Asset Trust, 2007-SR1A M2	1.146%	3/25/37	4,897,835	2,424,429	(a)(b)
Bayview Financial Asset Trust, 2007-SR1A M3	1.396%	3/25/37	3,394,262	1,391,647	(a)(b)
Bear Stearns Asset Backed Securities Trust, 2005-CL1 A1	0.746%	9/25/34	314,479	227,024	(a)
Citigroup Mortgage Loan Trust Inc., 2007-SHL1 A	0.646%	11/25/46	1,034,854	484,262	(a)(b)
Home Equity Asset Trust, 2005-3 M2	0.686%	8/25/35	1,010,000	954,450	(a)(c)
Lehman XS Trust, 2005-9N 1A1	0.516%	2/25/36	563,234	292,671	(a)
Lehman XS Trust, 2006-14N 3A2	0.366%	8/25/36	623,951	278,185	(a)
Park Place Securities Inc., 2004-WCW1 M2	0.926%	9/25/34	3,700,000	3,000,631	(a)
RAAC Series, 2006-RP3 A	0.516%	5/25/36	1,539,176	877,130	(a)(b)
RAAC Series, 2007-RP2 A	0.596%	2/25/46	758,583	355,460	(a)(b)
RAAC Series, 2007-RP3 A	0.626%	10/25/46	2,184,183	1,273,998	(a)(b)
RAAC Series, 2007-SP1 A2	0.596%	3/25/37	3,000,000	2,145,038	(a)
RAAC Series, 2007-SP3 A1	1.446%	9/25/47	1,137,595	825,397	(a)
Renaissance Home Equity Loan Trust, 2002-3 A	1.006%	12/25/32	1,629,564	1,144,793	(a)
Renaissance Home Equity Loan Trust, 2006-2 AV3	0.486%	8/25/36	800,000	408,809	(a)
Residential Funding Securities Corp., 2003-RP2 A1	0.696%	6/25/33	104,439	83,849	(a)(b)
Structured Asset Securities Corp., 2005-2XS 1A5B	4.650%	2/25/35	3,433,023	2,929,496
Truman Capital Mortgage Loan Trust, 2006-1 A	0.506%	3/25/36	524,062	269,892	(a)(b)(c)
Total Home Equity				26,512,628
Manufactured Housing — 0.8%
Mid-State Trust, 2005-1 M2	7.079%	1/15/40	1,776,956	1,545,341
TOTAL ASSET-BACKED SECURITIES (Cost — $27,317,825)				28,057,969
PPIP LIMITED PARTNERSHIP — 28.5%
RLJ Western Asset Public Private Master Fund, LP(Cost - $51,432,312)			N/A	52,503,161	(c)

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)

March 31, 2010

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $160,771,341)				$163,796,852
SHORT-TERM INVESTMENT — 14.2%
Repurchase Agreement — 14.2%
State Street Bank & Trust Co., repurchase agreement dated 3/31/10; Proceeds at maturity - $26,164,000 (Fully collateralized by U.S. Treasury Bill, 0.000% due 7/15/10; Market Value - $26,691,648) (Cost - $26,164,000)	0.000%	4/1/10	$26,164,000	26,164,000
TOTAL INVESTMENTS — 103.0% (Cost — $186,935,341#)				189,960,852
Liabilities in Excess of Other Assets — (3.0)%				(5,541,744)
TOTAL NET ASSETS — 100.0%				$184,419,108
(a)			Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2010.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.  This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)			Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).
(d)			Illiquid security.
#			Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:
ARM	- Adjustable Rate Mortgage

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset Mortgage Defined Opportunity Fund Inc. (the “Fund”) was incorporated in Maryland on December 11, 2009, and is registered as a non-diversified, limited term, closed-end management investment company under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Fund’s primary investment objective is to provide current income by investing primarily in a diverse portfolio of mortgage-backed securities (“MBS”), consisting primarily of non-agency residential mortgage-backed securities (“RMBS”) and commercial mortgage-backed securities (“CMBS”). The Fund invests at least 80% of its Managed Assets (total assets of the Fund plus any implicit leverage at the Master Fund (defined below) level attributable to the Fund’s investment in the Feeder Fund (defined below)) in MBS directly, and indirectly by investing in a private feeder fund (the “Feeder Fund”) which invests substantially all of its assets available for investment, alongside the U.S. Department of the Treasury (the “Treasury”), in a master fund (the “Master Fund”) that has been organized to invest directly in MBS and other assets eligible for purchase under the Legacy Securities Public-Private Investment Program (“PPIP”). As a secondary investment objective, the Fund will seek capital appreciation.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation.  Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade.  When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund’s investment in the Feeder Fund is valued by determining the Fund’s pro rata ownership interest in the net assets of the Master Fund. On a daily basis, the Fund receives the net asset value of the Master Fund, which is used along with other inputs to derive a value for the Fund’s investment in the Feeder Fund.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•                  Level 1—quoted prices in active markets for identical investments

•                  Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts to a single present amount.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	QUOTED PRICES	OTHER SIGNIFICANT OBSERVABLE INPUTS	SIGNIFICANT UNOBSERVABLE INPUTS
DESCRIPTION	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)	TOTAL
Long-term investments†:
Collateralized mortgage obligations	—	$80,651,993	$2,583,729	$83,235,722
Asset-backed securities	—	26,833,627	1,224,342	28,057,969
PPIP limited partnership	—	—	52,503,161	52,503,161
Total long-term investments	—	$107,485,620	$56,311,232	$163,796,852
Short-term investment†	—	26,164,000	—	26,164,000
Total investments	—	$133,649,620	$56,311,232	$189,960,852

†See Schedule of Investments for additional detailed categorizations.

Notes to Schedule of Investments (unaudited) (continued)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS IN SECURITIES	COLLATERALIZED MORTGAGE OBLIGATIONS	ASSET-BACKED SECURITIES	PPIP LIMITED PARTNERSHIP	TOTAL
Balance as of February 24, 2010	—	—	—	—
Accrued premiums/discounts	$371	$(137)	—	$234
Realized gain/(loss)(1)	1,256	2,927	—	4,183
Change in unrealized appreciation (depreciation)(2)	123,395	27,649	$1,070,849	1,221,893
Net purchases (sales)	2,458,707	1,193,903	51,432,312	55,084,922
Net transfers in and/or out of Level 3	—	—	—	—
Balance as of March 31, 2010	$2,583,729	$1,224,342	$52,503,161	$56,311,232
Net change in unrealized appreciation (depreciation) for investments in securities still held at March 31, 2010(2)	$123,395	$27,649	$1,070,849	$1,221,893

(1) This amount is included in net realized gain (loss) from investment transactions.

(2) Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

(b) Repurchase Agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and of the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Legacy Securities Public Private Investment Program.  On March 23, 2009, the Treasury, in conjunction with the Federal Deposit Insurance Corporation and the Board of Governors of the United States Federal Reserve (the “Federal Reserve”), announced the creation of PPIP. PPIP is one component of a broader array of measures being taken by the Treasury to target legacy assets of financial institutions in order to encourage new credit formation. PPIP seeks to contribute to that effort by improving the health of financial institutions through the removal of “legacy securities” from their balance sheets and by helping to increase the liquidity and functioning of markets for these securities. The term “legacy securities” generally refers to real estate-related loans and securities that remain on banks’ balance sheets that have lost value but are difficult to price due to the recent market disruption. The program is designed to bring private capital to these markets by providing matching equity capital from the Treasury and debt financing from the Federal Reserve and the Treasury, subject to certain maximum amounts. PPIP calls for the creation of public private investment funds, such as the Master Fund, through which privately raised capital and Treasury capital are pooled together to facilitate the purchase of PPIP Eligible Assets.

PPIP Eligible Assets are those assets determined by the Treasury, from time to time, to be eligible for investment by the Master Fund.  Eligible Assets currently include RMBS and CMBS issued prior to 2009 that were originally rated AAA or that received an equivalent rating by two or more nationally recognized statistical rating organizations without ratings enhancement and that are secured directly by actual mortgage loans, leases or other assets and not other securities (other than certain swap positions, as determined by the Treasury).  Currently, the Treasury requires that at least 90% of the assets underlying any PPIP Eligible Asset must be situated in the United States. PPIP Eligible Assets can only be purchased from financial institutions from which the Secretary of the Treasury may purchase assets pursuant to Section 101(a)(1) of the Emergency Economic Stabilization Act of 2008.

(d) PPIP Investment.  The Feeder Fund and Master Fund are Delaware limited partnerships formed to provide certain qualified institutional investors with access to PPIP.  The Feeder Fund will participate in PPIP by investing all or substantially all of its assets available for investment, alongside the Treasury, in the Master Fund. The Feeder Fund’s investment objective is to generate attractive returns for investors through long term opportunistic investments in PPIP Eligible Assets. The Master Fund has an investment objective that is consistent with that of the Feeder Fund. The Fund’s interests in the Feeder Fund will be substantially identical to those of the other investors in the Feeder Fund in all material respects except with respect to fees payable in connection with PPIP. Investors in the Fund pay a management fee on the Fund’s Managed Assets, which includes total assets attributable to the Fund’s direct investments and its indirect investment in the leveraged Master Fund.  The Feeder Fund invests all of its assets in the Master Fund.  The Master Fund invests directly in a portfolio of PPIP Eligible Assets and borrows from the Treasury through a senior secured term loan facility.  Neither the Feeder Fund nor the Master Fund is registered with the Securities and Exchange Commission as an investment company under the 1940 Act, and neither the Feeder Fund nor the Master Fund’s interests are registered under the Securities Act of 1933, as amended.

On March 12, 2010 the Fund made a subscription for an investment into the Feeder Fund of $68,000,000, $51,000,000 of which was immediately drawn and invested into the Feeder Fund.  As of March 31, 2010, the Fund had a remaining undrawn capital commitment to the Feeder Fund of $17,000,000.

The Fund, as a new investor in the Feeder Fund, was required to pay interest on a portion of its investment into the Feeder Fund at an annual rate equal to the prime rate plus 2%.  This interest equivalent or “equalization” payment, which totaled $432,312, compensated prior investors for the use of their contributed capital between prior and subsequent closings and to therefore ensure the equitable treatment of all investors.

(e) Credit and Market Risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(f) Security Transactions.  Security transactions are accounted for on a trade date basis.

2.  Investments

At March 31, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$3,565,004
Gross unrealized depreciation	(539,493)
Net unrealized appreciation	$3,025,511

Notes to Schedule of Investments (unaudited) (continued)

3.  Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended March 31, 2010, the Fund did not invest in any derivative instruments.

ITEM 2.                                                  CONTROLS AND PROCEDURES.

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.                                                  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Mortgage Defined Opportunity Fund Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: May 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: May 27, 2010

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date: May 27, 2010